Related Party Balances and Transactions (Details Narrative) - CNY (¥)																			1 Months Ended			12 Months Ended
	Dec. 29, 2025	Dec. 08, 2025	Nov. 28, 2025	Oct. 14, 2025	Jun. 30, 2025	Jun. 27, 2025	Jun. 10, 2025	May 30, 2025	May 08, 2025	Dec. 25, 2024	Nov. 06, 2024	Jun. 27, 2024	Jun. 20, 2024	May 31, 2024	May 30, 2024	May 24, 2024	Oct. 10, 2019	Oct. 26, 2017	Dec. 31, 2023	Dec. 31, 2021	Oct. 31, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2024	Oct. 31, 2022
Related Party Transaction [Line Items]
Principal amount convertible debt	¥ 10,000,000.0	¥ 5,000,000.0	¥ 5,000,000.0	¥ 10,000,000.0	¥ 10,000,000.0	¥ 5,000,000.0	¥ 10,000,000.0	¥ 5,000,000.0	¥ 20,000,000.0	¥ 20,000,000.0	¥ 30,000,000.0	¥ 10,000,000.0	¥ 50,000,000.0	¥ 5,000,000.0	¥ 5,000,000.0	¥ 10,000,000.0					¥ 65,000,000
Percentage of annual interest rate																					10.00%
Aggregated principal amount																					¥ 10,000,000
Convertible loan																					55,000,000.0
Changes in fair value of amounts due to related party																						¥ 4,500,000	¥ 800,000	¥ 7,500,000
Fair value changes of amounts due to related party due to own credit risk																						400,000	200,000	400,000
Fanhua Group [Member]
Related Party Transaction [Line Items]
Percentage of equity interest																	3.40%
Fanhua Group [Member]
Related Party Transaction [Line Items]
Principal amount convertible debt																	¥ 80,000,000.0	¥ 130,000,000.0
Percentage of annual interest rate																		10.00%
Amount of accrued interest																	¥ 14,100,000
Shares converted																	28,684,255
Extent principal balance of convertible debt																					50,000,000.0
Amount of corresponding interest																					¥ 15,000,000.0
Aggregated principal amount repaid																			¥ 12,600,000	¥ 6,300,000			10,000,000.0
Other borrowings																			¥ 55,300,000			¥ 50,600,000	¥ 45,800,000	¥ 55,300,000	¥ 0	¥ 0
Maturity date																			Oct. 26, 2024					Oct. 26, 2024